CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2019
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	2019	2018	2017
	US$	US$	US$

Cash at bank and on hand	2,224,380	2,714,776	844,118
Short term deposits	2,207,770	4,523,713	2,692,200
	4,432,150	7,238,489	3,536,318

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(9,822,626)	(9,957,817)	(2,639,428)
Adjustment for non-cash income and expense items
Depreciation and impairment	8,812	1,259	40,384
Share-based payments expense	438,375	1,172,164	861,973
Net foreign exchange loss/(gain)	(234,090)	(52,538)	619
Change in assets and liabilities
Decrease/(increase) in trade and other receivables	10,814	(1,516)	(22,907)
(Decrease)/increase in trade and other payables	154,987	1,505,657	433,536
Exchange differences arising on translation of foreign operations	(366,084)	(249,205)	(5,772)
Net cash outflow from operating activities	(9,809,812)	(7,581,996)	(1,331,595)